BASIC AND DILUTED NET EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2013
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 17     -    BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,			Nine months ended September 30,
	2012	2011	2010	2013	2012
				(Unaudited)
Numerator:
Net income available to shareholders of Ordinary shares	$6,997	$690	$5,745	$12,691	$1,680

Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	218,972,262	215,884,160	215,340,549	218,976,541	218,973,199
Effect of dilutive securities:
Employee stock options	1,333,181	1,841,885	1,020,238	1,931,918	1,252,283
Warrants	1,725,231	5,339,873	3,358,216	2,952,936	1,633,366
	222,030,674	223,065,918	219,719,003	223,861,395	221,858,848